Other Income - Net	12 Months Ended
Dec. 31, 2011
Other Income - Net [Abstract]
Other Income - Net
11.      Other Income—Net
Other income—net from continuing operations comprises the following (in thousands):

	For the Years Ended December31,
	2011	2010	2009
Market value gains on assets held in deferred
compensation trust	$798	$2,210	$5,802
Loss on disposal of property and equipment	(441)	(425)	(369)
Interest income	426	444	423
Other - net	(66)	39	18
Total other income	$717	$2,268	$5,874

The offset for market value gains or losses on assets held in deferred compensation trust is recorded in selling, general and administrative expenses.